Condensed Consolidating Financial Information - Additional Information (Detail)	12 Months Ended	1 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012 11.75% Senior Secured Notes		Dec. 31, 2012 11.75% Senior Secured Notes	Dec. 31, 2012 8.75% Second Priority Senior Secured Notes		Dec. 31, 2011 8.75% Second Priority Senior Secured Notes	Aug. 31, 2006 11.38% Senior Subordinated Notes	Dec. 31, 2012 11.38% Senior Subordinated Notes	Dec. 31, 2011 11.38% Senior Subordinated Notes	Dec. 31, 2012 Second Priority Senior Secured Floating Rate Notes	Dec. 31, 2011 Second Priority Senior Secured Floating Rate Notes
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership interest in subsidiary	100.00%
Stated interest rate		11.75%	[1]	11.75%	8.75%	[2]	8.75%	11.38%	11.38%	11.38%
Maturity date		Jan. 15, 2019	[1]	Jan. 15, 2019	Feb. 01, 2019	[2]	Feb. 01, 2019	Aug. 01, 2016	Aug. 01, 2016	Aug. 01, 2016	Aug. 01, 2014	Aug. 01, 2014

[1]	Par value of $345,000 on December 31, 2012.
[2]	Par value of $396,000 on December 31, 2012 and 2011.